Borrowings - Components (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short-term borrowing:
Bank loan	¥ 4,783,000		¥ 4,039,210
Other short-term financing arrangements	302,411
Current portion of long-term borrowings:
Current portion of long-term borrowings	4,736,087	$ 667,064	1,237,916
Current portion of Asset-backed Securities and Notes	278,823		1,129,596
Current portion of other financing arrangements	26,204
Long-term borrowings:
Bank loan	1,198,380		430,460
Convertible notes	11,575,725		10,155,599
Asset-backed Securities and Notes	0		293,945
Other financing arrangements	268,756		5,795
Total	22,864,359		16,162,925
Convertible notes
Current portion of long-term borrowings:
Current portion of convertible notes	3,286,640
Long-term borrowings
Current portion of long-term borrowings:
Current portion of long-term borrowings	1,144,420		108,320
Asset-backed Securities
Current portion of long-term borrowings:
Current portion of Asset-backed Securities and Notes	¥ 278,823		¥ 1,129,596